Nature of Business and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Nature Of Business And Significant Accounting Policies Policies
Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in our statements of operations. For stock-based derivative financial instruments, the Company uses a Lattice Model option pricing model, in accordance with the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) ASC 815-15, “Derivatives and Hedging,” to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in our balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Nature of Business

Fuel Performance Solutions, Inc. (“FPS,” “we” or the “Company”) is a company that was incorporated under the laws of the State of Nevada on April 9, 1996. On February 5, 2014, the Company changed its name from International Fuel Technology, Inc. to Fuel Performance Solutions, Inc. We have developed a family of fuel additive product formulations. These unique fuel blends have been created to improve fuel economy, enhance lubricity (reducing engine wear and tear) and lower harmful engine emissions, while decreasing reliance on petroleum-based fuels through the use of more efficient, alternative and renewable fuels. We began transitioning from a development stage technology company to a commercial entity during 2002 and have been increasing our product marketing and sales efforts since. We are now focused on continuing to develop the body of evidence of the efficacy of our products applicable to a wide range of markets and industries within these markets through additional industry specific laboratory testing and customer field-based demonstration trials. In addition, we are continuing to strengthen our distributor and customer contact base. Marketing and sales efforts, in conjunction with the additional industry specific testing, will complete our transition to a commercial enterprise.

During 2013, our net revenues were split in the following manner: 9% to United States end-user customers and 91% to international distributors and end-user customers. 92% of our net revenues for 2013 were concentrated among 5 customers.

During 2012, our net revenues were split in the following manner: 17% to United States end-user customers and 83% to international distributors and end-user customers. 90% of our net revenues for 2012 were concentrated among 3 customers.

At December 31, 2012, 95% of our accounts receivable balance was attributable to 1 customer.

Customers whose revenues exceeded 10% of our total revenues for 2013 and 2012, respectively, are listed below:

Customer Name	2013	2012

Nordmann, Rassmann	74%	59%
Schnucks Markets, Inc.	*	14%
Next Group Brazil	12%	-
East Midlands Trains Limited	-	17%

*Below 10% threshold for applicable period

Our product line revenues for 2013 and 2012 have not been significant. See the table below for a breakdown of our product line revenues:

	2013		2012
FPS Product	$	%	$	%

DiesoLiFTTM 10	$55,763	8%	$107,210	32%

PerfoLiFT BD-Series	633,931	90%	209,394	62%

Other	14,495	2%	18,492	6%

Total revenues	$704,189	100%	$335,096	100%

Net revenues related to shipments into various foreign countries were $640,004 and $279,470  during 2013 and 2012, respectively. The following table breaks out net revenues by foreign country:

Country	2013	2012

Brazil	$88,361	$-
China	-	-
Czech. Republic	139,640	63,513
Cyprus	12,175	5,028
France	14,495	18,492
Germany	310,649	135,357
Romania	68,631	-
United Kingdom	6,053	57,080
	$640,004	$279,470

We currently utilize Brenntag as our contracted product manufacturer. Brenntag independently purchases required raw materials to manufacture our product. For the years ended December 31, 2013 and 2012, 100% of our product manufacturing has been handled by Brenntag.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with United States generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications		Certain prior year amounts have been reclassified to conform to the current year presentation.
Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. The Company places its cash with high credit quality financial institutions. At times such cash may be in excess of the FDIC limit. With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

Related Parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Revenue Recognition

We recognize revenue from the sale of our products when the price is fixed and determinable, persuasive evidence of an arrangement exists, the products are shipped, and title and risk of loss has passed to the buyer and collectability of the resulting receivable is reasonably assured. A majority of our revenues is from sales to product distributors. Product distributors do not have the option to return product that is not immediately sold to an end-user. Therefore, our revenue recognition is not conditional on whether a distributor is able to sell product to an ultimate product end-user. Our sales policies for end-users are consistent with product distributor sales policies.

Beginning in May 2013, as an effort to address our outstanding payable balance with and at the request of our product manufacturer, our non-United States customers began remitting receivable payments directly to our product manufacturer in lieu of remitting payment directly to us. Under this arrangement, we still maintained the risks and benefits related to sending the product to each customer and thus recorded sales revenues (and associated cost of sales) applying the gross reporting treatment for each transaction pursuant to ASC 605-45, “Principal Agent Considerations.”

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and temporary investments with a maturity of three months or less. We maintain cash in a bank account, which, at times, exceeds federally insured limits. We have experienced no losses relating to these excess amounts of cash in a bank.

We utilize a cash management program that assesses daily cash requirements. Excess funds are invested in overnight repurchase agreements backed by United States Treasury securities. Repurchase agreements are not deposits, are not insured or guaranteed by the United States government, the Federal Deposit Insurance Corporation or any other government agency, and involve investment risk including possible loss of principal.

Accounts Receivable

An allowance for doubtful accounts is maintained at a level we believe sufficient to cover potential losses based on historical trends and known current factors impacting our customers. We have determined that an allowance for doubtful accounts was not necessary as of December 31, 2013 and 2012.

Inventory

Inventory, which consists of finished product, is valued at the lower of cost or market, based on the first-in, first-out (“FIFO”) method, or market, and reflects the purchased cost from vendors. Although we maintain minimal inventory levels in the United States at external storage facilities, the majority of our inventory is manufactured based on customer demand and immediately shipped to customers upon completion. The raw material components required to manufacture our products reside at our product manufacturer’s facilities.

Goodwill

The Company accounts for goodwill and intangible assets in accordance with ASC 350 "Intangibles-Goodwill and Other" ("ASC 350"). ASC 350 requires that goodwill and other intangibles with indefinite lives be tested for impairment annually or on an interim basis if events or circumstances indicate that the fair value of an asset has decreased below its carrying value. In addition, ASC 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. Application of the goodwill impairment test requires judgment, including the identification of reporting units; assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value. Significant judgments required to estimate the fair value of reporting units include estimating future cash flows, determining appropriate discount rates and other assumptions. Changes in these estimates and assumptions or the occurrence of one or more confirming events in future periods could cause the actual results or outcomes to materially differ from such estimates and could also affect the determination of fair value and/or goodwill impairment at future reporting dates.

The Company completed an evaluation of goodwill at December 31, 2013 and 2012 and determined that there was no impairment. The Company employed a qualitative evaluation for 2013 analysis. For the 2012 evaluation, a net book value of less than $0 was determined using the Step 1 test. The Company determined that its qualitative evaluation for 2012 resulted in a less than more likely than not determination of impairment, resulting in the Step 2 test being bypassed.

Income Taxes

The Company accounts for income taxes utilizing ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the measurement of deferred tax assets for deductible temporary differences and operating loss carry forwards, and of deferred tax liabilities for taxable temporary differences. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. The effects of future changes in tax laws or rates are not included in the measurement. The Company recognizes the amount of taxes payable or refundable for the current year and recognizes deferred tax liabilities and assets for the expected future tax consequences of events and transactions that have been recognized in the Company’s financial statements or tax returns. The Company currently has substantial NOL carry forwards. The Company has recorded a 100% valuation allowance against net deferred tax assets due to uncertainty of their ultimate realization. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Research and Development		Research and development costs are expensed as incurred. Expense for services received from external vendors for 2013 and 2012 was $80,689 and $96,117, respectively.
Advertising Expenses		Advertising costs are expensed as incurred and amounted to $56,219 and $73,772 in 2013 and 2012, respectively.
Basic and Diluted Net Earnings (Loss) Per Common Share

The Company accounts for earnings per share pursuant to ASC 260, “Earnings per Share,” which requires disclosure on the financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year. As there was a net loss for the periods, basic and diluted loss per share is the same for the years ended December 31, 2013 and 2012, respectively.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities in accordance with the requirements of ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value as of September 30, 2014, and December 31, 2013:

Recurring Fair Value Measures	Level 1	Level 2	Level 3	Total
September 30, 2014
Derivative liability	$-	$-	$639,637	$639,637
December 31, 2013
Derivative liability	$-	$-	$-	$-

The Company measures its financial assets and liabilities in accordance with the requirements of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date and includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Employee Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation” (“ASC 718). ASC 718 requires companies to measure the cost of employee services received in exchange for an award of equity instruments, including stock options, based on the grant date fair value of the award and to recognize it as compensation expense over the period the employee is required to provide service in exchange for the award, usually the vesting period.

Non-Employee Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with the provision of ASC 505, “Equity Based Payments to Non-Employees” (“ASC 505”), which requires that such equity instruments are recorded at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instruments vest.

Recently Issued Accounting Pronouncements		Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company's financial statements.